

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lucas Capital Management LLC
Address:    2 Bridge Ave.
            Red Bank NJ 07701

Form 13F File Number:  028-11284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Julie Gouveia
Title:      Chief Compliance Officer
Telephone: 732-758-1004

Signature, Place and Date of Signing:

Julie Gouveia     Red Bank NJ 07701  October 19, 2011

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None


Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:   108

Form 13F Information Table Value Total:  247,513





Lucas Capital Management LLC		9/30/2011

Name of Issuer			Title of	CUSIP No.	Market	Shares	Sh/	Investment Discretion	Voting Authority
				Class				Value 		Other	Sole	Shared	None	Sole	Shared	None
								*1000


ADVANCED MICRO DEV.		Com		007903107	76	15,000	Sh	15,000			15,000
ALLIANCE WRLD DLLR GOVT FD II	Com		01879R106	266	20,430	Sh	20,430			20,430
ALLIANCEBERNSTEIN INCOME FD Inc	Com		01881E101	89	11,196	Sh	11,196			11,196
APACHE CORPORATION		Com		037411105	4,181	52,100	Sh	52,100			52,100
APPLE COMPUTER INC		Com		037833100	4,492	11,780	Sh	11,780			11,780
ASA LIMITED			Com		G3156P103	278	3,489	Sh	3,489			3,489
AT&T				Com		00206R102	3,179	111,461	Sh	111,461			111,461
B&G FOODS-A			Com		05508R106	444	26,633	Sh	26,633			26,633
BANK OF AMERICA CORP		Com		060505104	145	23,728	Sh	23,728			23,728
BARRICK GOLD CO			Com		067901108	341	7,316	Sh	7,316			7,316
BAYTEX ENERGY TR UT		Com		07317Q105	394	9,450	Sh	9,450			9,450
BERKSHIRE HATHAWAY INC DEL	Com		084670702	362	5,100	Sh	5,100			5,100
BHP BILLITON ADR		ADR		088606108	2,704	40,692	Sh	40,692			40,692
BLACKROCK STRATEGIC MUNICIPAL	Com		09248T109	132	10,000	Sh	10,000			10,000
BP PLC				ADR		055622104	9,916	274,905	Sh	274,905			274,905
BREITBURN ENERGY PARTNERS LP	Unit LP		106776107	3,142	180,550	Unit	180,550			180,550
BRISTOL MYERS SQUIB		Com		110122108	2,374	75,658	Sh	75,658			75,658
BROOKFIELD INFRASTRUCTURE 	Unit LP		G16252101	650	26,700	Unit	26,700			26,700
CALUMET SPECIALTY PRODUCTS	Unit LP		131476103	305	18,000	Unit	18,000			18,000
CANADIAN NATURAL RESOURCES LTD	Com		136385101	8,229	281,140	Sh	281,140			281,140
CATERPILLAR INC			Com		149123101	1,645	22,280	Sh	22,280			22,280
CELGENE CORP			Com		151020104	241	3,900	Sh	3,900			3,900
CENOVUS ENERGY INC 		Com		15135U109	1,634	53,200	Sh	53,200			53,200
CHESAPEAKE ENERGY		Com		165167107	7,140	279,465	Sh	279,465			279,465
CHEVRON CORP			Com		166764100	4,071	43,968	Sh	43,968			43,968
CHICAGO BDGE & IRON CO		Com		167250109	366	12,800	Sh	12,800			12,800
CHINA FUND INC			Com		169373107	600	26,094	Sh	26,094			26,094
CIMAREX ENERGY CO		Com		171798101	1,393	25,000	Sh	25,000			25,000
CISCO SYSTEMS INC		Com		17275R102	161	10,400	Sh	10,400			10,400
CITIGROUP INC			Com		172967101	231	9,012	Sh	9,012			9,012
CONTINENTAL RESOURCES INC.	Com		212015101	484	10,000	Sh	10,000			10,000
DENBURY RESOURCES		Com New		247916208	1,093	95,000	Sh	95,000			95,000
DORCHESTER MINERALS LP		Unit LP		25820R105	17,653	742,329	Unit	742,329			742,329
DU PONT EI DE NEMOURS & CO	Com		263534109	934	23,356	Sh	23,356			23,356
DUN & BRADSTREET CORP		Com		26483E100	282	4,600	Sh	4,600			4,600
EAGLE BANCORP			Com		268948106	225	19,137	Sh	19,137			19,137
ENBRIDGE ENERGY PARTNERS LP A	Unit LP		29250R106	1,232	44,850	Unit	44,850			44,850
ENERGY TRANSFER EQUITY LP	Unit LP		29273V100	214	6,150	Unit	6,150			6,150
ENERGY TRANSFER PARTNERS LP	Unit LP		29273R109	3,372	82,235	Unit	82,235			82,235
ENERGY XXI BERMUDA LIMITED	UNRS		G10082140	434	20,200	Sh	20,200			20,200
ENERPLUS RES			Com		292766102	5,217	212,583	Sh	212,583			212,583
EXXON MOBIL CORP		Com		30231G102	10,728	147,709	Sh	147,709			147,709
FREEPORT MCMORAN COPPER & GOLD	Com		35671D857	810	26,595	Sh	26,595			26,595
GARTNER INC			Com		366651107	262	7,500	Sh	7,500			7,500
GENERAL ELECTRIC		Com		369604103	970	63,738	Sh	63,738			63,738
GENESIS ENERGY LP		Unit LP		371927104	763	31,500	Unit	31,500			31,500
GLOBECOMM SYSTEMS INC		Com		37956X103	517	38,300	Sh	38,300			38,300
GOLDCORP INC			Com		380956409	702	15,379	Sh	15,379			15,379
GREATER CHINA FUND INX		Com		39167B102	294	30,083	Sh	30,083			30,083
HECLA MINING COMPANY		Com		422704106	54	10,087	Sh	10,087			10,087
HOVNANIAN ENTERPRISES INC	Com		442487203	60	49,091	Sh	49,091			49,091
IBM CORP			Com		459200101	4,529	25,900	Sh	25,900			25,900
INDIA FUND			Com		454089103	1,189	51,835	Sh	51,835			51,835
INVESCO VAN KAMPEN TR INVT 	Com		46131T101	295	20,025	Sh	20,025			20,025
ISHARES SILVER TRUST		Com		46428Q109	3,462	119,760	Sh	119,760			119,760
ISHARES DOW JONES US MEDICAL	Com		464288810	1,239	21,950	Sh	21,950			21,950
ISHARES MSCI EAFE FUND		Com		464287465	397	8,316	Sh	8,316			8,316
ISHARES S&P N AMERICAN TECH	Com		464287549	251	4,527	Sh	4,527			4,527
JOHNSON & JOHNSON INC		Com		478160104	3,996	62,744	Sh	62,744			62,744
JP MORGAN CHASE & CO		Com		46625H100	279	9,277	Sh	9,277			9,277
LEAPFROG ENTERPRISES INC CL A	Com		52186N106	34	10,000	Sh	10,000			10,000
LEGACY RESERVES LP		Unit LP		524707304	575	22,150	Unit	22,150			22,150
MAGELLAN MIDSTREAM PARTNERS LP	Unit LP		559080106	2,362	39,100	Unit	39,100			39,100
MAGNUM HUNTER RESOURCES CORP	Com		55973B102	447	135,000	Sh	135,000			135,000
MARKET VECTORS ETF TR GOLD 	GLD ETF		57060U100	1,790	32,440	Sh	32,440			32,440
MCMORAN EXPLORATION CO		Com		582411104	1,013	102,000	Sh	102,000			102,000
MEDCO HEALTH SOLUTIONS INC	Com		58405u102	301	6,427	Sh	6,427			6,427
MERCK & CO INC			Com		58933Y105	333	10,189	Sh	10,189			10,189
MESA ROYALTY TRUST UBI		UBI		590660106	246	5,600	Unit	5,600			5,600
MFS MULTIMARKET INCOME TR	SBI		552737108	167	26,448	Sh	26,448			26,448
NATURAL RESOURCE PARTNERS LP	Unit LP		63900P103	1,398	55,125	Unit	55,125			55,125
NEUBERGER BERMAN RE SEC INC FD	Com		64190A103	46	13,209	Sh	13,209			13,209
NOBLE ENERGY CORP		Com		655044105	3,965	56,000	Sh	56,000			56,000
NORTH EUROPEAN OIL ROYALTY TR	UBI		659310106	13,140	419,391	Unit	419,391			419,391
NUSTAR ENERGY LP		Unit LP		67058H102	1,102	21,085	Unit	21,085			21,085
OCCIDENTAL PETROLEUM CORP	Com		674599105	21,792	304,783	Sh	304,783			304,783
ONEOK PARNERS LP		Unit LP		68268N103	559	12,000	Unit	12,000			12,000
ORACLE SYSTEMS CORP		Com		68389X105	1,553	54,034	Sh	54,034			54,034
PANHANDLE OIL & GAS INC		Com		698477106	1,575	55,500	Sh	55,500			55,500
PETROLEUM DEV CORP		Com		716578109	485	25,000	Sh	25,000			25,000
PFIZER INC			Com		717081103	216	12,200	Sh	12,200			12,200
PHILIP MORRIS INTERNATIONAL INC	Com		718172109	289	4,632	Sh	4,632			4,632
PIMCO CORPORATE OPPORTUNITY FD	Com		72201B101	293	17,700	Sh	17,700			17,700
PIONEER NATURAL RESOURCES CO	Com		723787107	4,610	70,100	Sh	70,100			70,100
PLAINS ALL AMERICAN PIPELINE LP	Unit LP		726503105	3,431	58,235	Unit	58,235			58,235
PLAINS EXPLORATION & PRODUCTION	Com		726505100	3,443	151,619	Sh	151,619			151,619
PNC FINL SVCS GROUP INC		Com		693475105	241	5,000	Sh	5,000			5,000
POTASH CORP SASKATCHEWAN INC	Com		73755L107	363	8,410	Sh	8,410			8,410
POWERSHARES QQQ TR UNIT SER 1	Unit 		73935A104	443	8,447	Unit	8,447			8,447
PROCTER&GAMBLE CO		Com		742718109	756	11,973	Sh	11,973			11,973
PROSHRS ULTRASHORT 20+ YEAR	Com		74347R297	255	13,140	Sh	13,140			13,140
QUALCOMM INC			Com		747525103	1,269	26,090	Sh	26,090			26,090
ROYAL DUTCH SHELL PLC CL B	Com		780259107	2,057	33,150	Sh	33,150			33,150
SABINE ROYALTY TRUST		UBI		785688102	8,756	138,890	Unit	138,890			138,890
SANDRIDGE ENERGY INC		Com		80007P307	4,277	769,300	Sh	769,300			769,300
SANDRIDGE MISSISSIPPIAN TRUST	UBI		80007T101	4,995	222,088	Unit	222,088			222,088
SHAW GROUP INC			Com		820280105	311	14,300	Sh	14,300			14,300
SIMS METAL MANAGEMENT LTD	SP ADR		829160100	819	69,417	Sh	69,417			69,417
SPDR GOLD TR			Com		78463V107	3,930	24,861	Sh	24,861			24,861
STAR SCIENTIFIC INC		Com		85517P101	147	63,800	Sh	63,800			63,800
STATOIL ASA	SP 		ADR		85771P102	431	20,000	Sh	20,000			20,000
SUNCOR ENERGY			Com		867224107	4,811	189,100	Sh	189,100			189,100
TOTAL SA ADR			ADR		89151E109	912	20,800	Sh	20,800			20,800
UNILEVER SP ADR			ADR		904767704	467	14,970	Sh	14,970			14,970
VERIZON COMMUNICATIONS INC	Com		92343V104	327	8,887	Sh	8,887			8,887
VOC ENERGY TRUST		Tr Unit		91829B103	10,362	497,458	Unit	497,458			497,458
WHITING PETROLEUM CORP		Com		966387102	6,633	189,080	Sh	189,080			189,080
XOMA LTD COM STK USD0.0005	Com		G9825R206	18	10,000	Sh	10,000			10,000
YPF SA SPONS ADR		ADR		984245100	8,650	252,850	Sh	252,850			252,850

								247,513